Other assets	12 Months Ended
Mar. 31, 2020
Disclosure Of Other Assets [Abstract]
Disclosure of other assets [text block]
10.	Other assets

Non current	March 31, 2020	March 31, 2019
Other deposits and receivables	917,216	1,831,937
	917,216	1,831,937

Financial assets included in other assets	350,972	347,189